Business Combination (Details) - Schedule of purchase price allocation at the date of the acquisition - USD ($)	12 Months Ended
	Feb. 09, 2022	Jan. 20, 2022
Schedule Of Purchase Price Allocation At The Date Of The Acquisition Abstract
Cash and cash equivalents	$ 21,038	$ 12,500
Other current assets	4,162
Current liabilities	(92,350)	(13,184)
Goodwill	70,355	685
Total purchase price	$ 3,205	$ 1